Trade and Other Payables - Summary of Trade and Other Payables (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Trade and other payables [abstract]
Trade payables and accrued liabilities	$ 395,883	$ 360,697
Interest payable on long-term borrowings	10,906	10,161
Payable to related parties	51,490	52,308
Other	965	12,703
Trade and other current payables	$ 459,244	$ 435,869